Segments and geographic information (Tables)	12 Months Ended
Dec. 31, 2013
Segments and geographic information [Abstract]
Segments and Geographic Information
	For the year ended December 31,
	2011	2012	2013

Internet services
Online advertising	$123,048	$221,488	$417,133
Internet value-added services	43,567	103,316	252,684
Other services	346	4,078	1,271
Sales of third party anti-virus software	890	150	-

Total	$167,851	$329,032	$671,088